Allowance for credit losses (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
The Bank classifies the allowance for credit losses into two components as follows:

a)	Allowance for loan losses:

(In thousands of US$)	Year ended December 31, 2013
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Balance at beginning of the year	32,488	28,836	10,887	765	72,976
Provision (reversal of provision) for loan losses	(972)	656	(518)	(764)	(1,598)
Loan recoveries and other	-	1,373	-	-	1,373
Loans written-off	-	-	-	-	-
Balance at end of the year	31,516	30,865	10,369	1	72,751

Components:
Generic allowance	30,562	30,865	10,369	1	71,797
Specific allowance	954	-	-	-	954
Total allowance for loan losses	31,516	30,865	10,369	1	72,751

(In thousands of US$)	Year ended December 31, 2012
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Balance at beginning of the year	48,865	30,523	8,952	207	88,547
Provision (reversal of provision) for loan losses	(8,887)	(1,704)	1,690	558	(8,343)
Loan recoveries and other	-	17	245	-	262
Loans written-off	(7,490)	-	-	-	(7,490)
Balance at end of the year	32,488	28,836	10,887	765	72,976

Components:
Generic allowance	32,488	28,836	10,887	765	72,976
Specific allowance	-	-	-	-	-
Total allowance for loan losses	32,488	28,836	10,887	765	72,976

(In thousands of US$)	Year ended December 31, 2011
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Balance at beginning of the year	54,160	18,790	5,265	400	78,615
Provision (reversal of provision) for loan losses	(5,295)	10,017	4,312	(193)	8,841
Loan recoveries and other	-	1,716	440	-	2,156
Loans written-off	-	-	(1,065)	-	(1,065)
Balance at end of the year	48,865	30,523	8,952	207	88,547

Components:
Generic allowance	34,065	30,523	8,952	207	73,747
Specific allowance	14,800	-	-	-	14,800
Total allowance for loan losses	48,865	30,523	8,952	207	88,547

Disclosure Related To Loan Balances and Reserves For Loan Losses [Table Text Block]
Following is a summary of loan balances and reserves for loan losses:

(In thousands of US$)	December 31, 2013
	Corporations	Banking and financial institutions	Middle-market companies	Sovereign	Total
Allowance for loan losses
Generic allowance	30,562	30,865	10,369	1	71,797
Specific allowance	954	-	-	-	954
Total of allowance for loan losses	31,516	30,865	10,369	1	72,751

Loans
Loans with generic allowance	3,310,931	2,259,991	574,107	144	6,145,173
Loans with specific allowance	3,125	-	-	-	3,125
Total loans	3,314,056	2,259,991	574,107	144	6,148,298

(In thousands of US$)	December 31, 2012
	Corporations	Banking and financial institutions	Middle-market companies	Sovereign	Total
Allowance for loan losses
Generic allowance	32,488	28,836	10,887	765	72,976
Specific allowance	-	-	-	-	-
Total of allowance for loan losses	32,488	28,836	10,887	765	72,976

Loans
Loans with generic allowance	2,741,251	2,192,023	681,912	100,370	5,715,556
Loans with specific allowance	-	-	-	-	-
Total loans	2,741,251	2,192,023	681,912	100,370	5,715,556

Disclosure Related To Reserve For Losses On Off-Balance Sheet Credit Risk [Table Text Block]
b)	Reserve for losses on off-balance sheet credit risk:

(In thousands of US$)	Year ended December 31,
	2013	2012	2011

Balance at beginning of the period	4,841	8,887	13,335
Provision (reversal of provision) for losses on off-balance sheet credit risk	381	(4,046)	(4,448)
Balance at end of the period	5,222	4,841	8,887